OTHER (GAINS) AND LOSSES (Tables)	12 Months Ended
Mar. 31, 2026
Analysis of income and expense [abstract]
Disclosure of other gains and losses

	2026	2025
Net loss (gain) on foreign currency exchange differences	$3.2	$(1.4)
Remeasurement of royalty obligations	(3.8)	(2.9)
Gain on disposal of property, plant and equipment	—	(6.4)
Other	9.1	(2.6)
Other (gains) and losses	$8.5	$(13.3)